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[THE ACACIA LETTERHEAD LOGO]

May 5, 2000
                                                TRANSMITTED VIA EDGAR ON 5/05/00

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:      ACACIA NATIONAL LIFE INSURANCE COMPANY (DEPOSITOR)
         ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I (REGISTRANT) FILE NO. 33-90208
         RULE 497(J) CERTIFICATION

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2000, for Acacia National Variable Life Insurance Separate Account I ("Separate Account I"), File No. 33-90208, as otherwise required by Rule 497(b) under the Securities Act of 1933, Acacia National Life Insurance Company, on behalf of Separate Account I, hereby certifies that:

       1. The form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in Post-Effective Amendment No. 8 to Separate Account I's registration statement for File No. 33-90208 on Form S-6 filed with the SEC April 28, 2000; and

       2. The text of Post-Effective Amendment No. 8 to Separate Account I's registration statement for File No. 33-90208 on Form S-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please contact me at 301-280-1035.

Sincerely,

/s/ Robert-John H. Sands

Robert-John H. Sands
Senior Vice President, Corporate Secretary and General Counsel